Segment information - Schedule of Geographical Areas (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Disclosure of geographical areas [line items]
Revenue	$ 1,098.4	$ 903.7	$ 958.1
Canada
Disclosure of geographical areas [line items]
Revenue	219.2	217.7	293.1
United States
Disclosure of geographical areas [line items]
Revenue	303.7	226.1	279.0
Asia Pacific
Disclosure of geographical areas [line items]
Revenue	328.6	264.0	203.6
EMEA
Disclosure of geographical areas [line items]
Revenue	$ 246.9	$ 195.9	$ 182.4